AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE	12 Months Ended
Dec. 31, 2022
AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE
AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE

10.AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE

The Company’s wholly owned subsidiary, RBP4 Pty Ltd, which conducts clinical development activities on behalf of the Company, is eligible under the Australian Research and Development Tax Incentive Program to receive a 43.5% refundable tax incentive from the Australian Taxation Office for qualified research and development expenditures. To be eligible, RBP4 Pty Ltd must have revenue of less than AU$20 million during the reimbursable period and cannot be controlled by income tax exempt entities. The tax incentive is recognized as a reduction to research and development expense when there is reasonable assurance that the tax incentive will be received, the relevant expenditure has been incurred, and the amount can be reliably measured. For the years ended December 31, 2020, 2021 and 2022, $779, $339 and $618, respectively, were recorded in the consolidated statements of operations and comprehensive loss.